Revenue Recognition (Tables) - ColdQuanta Inc dba Infleqtion [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Schedule of reconciliation of beginning and ending balances of unbilled receivables and contract liabilities
A reconciliation of the beginning and ending balances of unbilled receivables and contract liabilities for the period is shown in the table below (in thousands):

	Unbilled Receivables	Contract Liabilities
As of December 31, 2024	$3,558	$3,402
Unbilled receivables additions	14,774	—
Amounts transferred to receivables	(14,543)	—
Customer advance payments	—	2,258
Revenue recognized	—	(2,593)

As of September 30, 2025	$3,789	$3,067

A reconciliation of the beginning and ending balances of unbilled receivables and contract liabilities for the year is shown in the table below (in thousands):

	Year Ended December 31,
	2024		2023
	Unbilled Receivables	Contract Liabilities	Unbilled Receivables	Contract Liabilities
Beginning of the year	$1,304	$2,551	$702	$916
Unbilled receivables additions	15,711	—	10,492	—
Amounts transferred to receivables	(13,457)	—	(9,890)	—
Customer advance payments	—	3,525	—	2,817
Revenue recognized	—	(2,674)	—	(1,182)

End of the year	$3,558	$3,402	$1,304	$2,551

Schedule of disaggregation of revenue
The Company’s revenues disaggregated by customer location is as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
United States	$14,616	$10,096
United Kingdom	3,444	5,310
Japan	1,950	3,736
Australia	1,429	146
Other	235	293

Total revenue	$21,674	$19,581

The Company’s revenues disaggregated by customer location is as follows (in thousands):

	Year ended December 31,
	2024	2023
United States	$12,548	$8,347
United Kingdom	11,333	1,466
Japan	3,784	142
Other	1,171	995

Total revenue	$28,836	$10,950